Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,735	$ 5,170
Less accumulated depreciation	(3,299)	(2,875)
Property, plant and equipment, net of accumulated depreciation	2,436	2,295	$ 2,352
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	165	166
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,246	1,200
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	9 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	50 years
Machinery and Installations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,509	3,179
Machinery and Installations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	2 years
Machinery and Installations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	10 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 537	453
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	1 year
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 278	$ 172